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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08657


                      Pioneer Equity Income Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  October 31

Date of reporting period:  July 31, 2006

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

              Pioneer Equity Income Fund
              Schedule of Investments  7/31/06 (unaudited)

   Shares                                                         Value
              CONVERTIBLE PREFERRED STOCK - 0.1 %
              Pharmaceuticals & Biotechnology - 0.1 %
              Pharmaceuticals - 0.1 %
      15,745  Schering-Plough Corp., 6.0%, 9/14/07            $    834,485
              Total Pharmaceuticals & Biotechnology           $    834,485
              TOTAL CONVERTIBLE PREFERRED STOCK
              (Cost   $787,250)                               $    834,485

              COMMON STOCKS - 99.6 %
              Energy - 6.7 %
              Integrated Oil & Gas - 6.7 %
     501,400  Chevron Corp.                                   $ 32,982,092
     317,560  ConocoPhillips                                    21,797,318
     233,878  Exxon Mobil Corp.                                 15,842,896
                                                              $ 70,622,306
              Total Energy                                    $ 70,622,306
              Materials - 4.0 %
              Diversified Chemical - 1.0 %
     200,000  Dow Chemical Co.                                $  6,916,000
     100,000  E.I. du Pont de Nemours & Co.                      3,966,000
                                                              $ 10,882,000
              Diversified Metals & Mining - 0.3 %
     120,000  Compass Minerals International, Inc.            $  3,205,200
              Forest Products - 0.6 %
     100,000  Weyerhaeuser Co.                                $  5,866,000
              Industrial Gases - 1.2 %
     200,000  Air Products & Chemicals, Inc.                  $ 12,786,000
              Specialty Chemicals - 0.9 %
     400,000  Valspar Corp.                                   $  9,852,000
              Total Materials                                 $ 42,591,200
              Capital Goods - 8.9 %
              Aerospace & Defense - 1.0 %
     170,000  United Technologies Corp.                       $ 10,572,300
              Construction, Farm Machinery & Heavy Trucks - 3.9 %
     100,000  Deere & Co.                                     $  7,257,000
     418,625  PACCAR, Inc.                                      33,803,969
                                                              $ 41,060,969
              Electrical Component & Equipment - 1.3 %
     175,000  Emerson Electric Co.                            $ 13,811,000
              Industrial Machinery - 2.7 %
     632,446  Gorman-Rupp Co.                                 $ 16,772,468
     350,000  The Timken Co.                                    11,270,000
                                                              $ 28,042,468
              Total Capital Goods                             $ 93,486,737
              Commercial Services & Supplies - 0.5 %
              Office Services & Supplies - 0.5 %
     140,000  Mine Safety Appliances Co.   (b)                $  5,563,600
              Total Commercial Services & Supplies            $  5,563,600
              Automobiles & Components - 1.9 %
              Auto Parts & Equipment - 1.9 %
     255,600  Johnson Controls, Inc.                          $ 19,619,856
              Total Automobiles & Components                  $ 19,619,856
              Consumer Durables & Apparel - 0.6 %
              Housewares & Specialties - 0.6 %
     340,000  Tupperware Brands Corp.                         $  5,868,400
              Total Consumer Durables & Apparel               $  5,868,400
              Consumer Services - 1.6 %
              Leisure Facilities - 1.3 %
     531,200  Cedar Fair, LP  (b)                             $ 13,449,984
              Specialized Consumer Services - 0.3 %
     300,000  Servicemaster Co.                               $  3,087,000
              Total Consumer Services                         $ 16,536,984
              Media - 1.7 %
              Publishing - 1.7 %
     320,000  McGraw-Hill Co., Inc.                           $ 18,016,000
              Total Media                                     $ 18,016,000
              Retailing - 1.6 %
              Department Stores - 0.5 %
     153,944  Federated Department Stores, Inc.               $  5,404,974
              Distributors - 1.1 %
     280,000  Genuine Parts Co.                               $ 11,659,200
              Total Retailing                                 $ 17,064,174
              Food, Beverage & Tobacco - 6.7 %
              Packaged Foods & Meats - 6.0 %
     520,000  Campbell Soup Co.                               $ 19,073,600
     165,000  General Mills, Inc.                                8,563,500
     522,550  H.J. Heinz Co., Inc.                              21,931,424
     180,000  Kellogg Co.                                        8,670,600
     100,000  The J.M. Smucker Co.                               4,463,000
                                                              $ 62,702,124
              Soft Drinks - 0.7 %
     116,300  PepsiCo, Inc.                                   $  7,371,094
              Total Food, Beverage & Tobacco                  $ 70,073,218
              Household & Personal Products - 2.2 %
              Household Products - 2.2 %
     188,800  Clorox Co.                                      $ 11,316,672
     206,000  Colgate-Palmolive Co.                             12,219,920
                                                              $ 23,536,592
              Total Household & Personal Products             $ 23,536,592
              Pharmaceuticals & Biotechnology - 7.1 %
              Pharmaceuticals - 7.1 %
     306,600  Abbott Laboratories                             $ 14,646,282
     240,000  Eli Lilly & Co.                                   13,624,800
     715,400  Merck & Co., Inc.                                 28,809,158
     700,000  Pfizer, Inc.                                      18,193,000
                                                              $ 75,273,240
              Total Pharmaceuticals & Biotechnology           $ 75,273,240
              Banks - 14.7 %
              Diversified Banks - 4.2 %
     418,700  U.S. Bancorp                                    $ 13,398,400
     293,166  Wachovia Corp.                                    15,722,493
     215,662  Wells Fargo  & Co.                                15,600,989
                                                              $ 44,721,882
              Regional Banks - 7.5 %
     250,000  First Horizon National Corp.                    $ 10,475,000
     358,600  National City Corp.                               12,909,600
     150,000  PNC Bank Corp.                                    10,626,000
     230,000  Regions Financial Corp.                            8,346,700
     275,000  SunTrust Banks, Inc.                              21,689,250
     400,000  Whitney Holding Corp.                             14,436,000
                                                              $ 78,482,550
              Thrifts & Mortgage Finance - 3.0 %
     705,000  Washington Mutual, Inc.                         $ 31,513,500
              Total Banks                                     $154,717,932
              Diversified Financials - 6.1 %
              Asset Management & Custody Banks - 4.7 %
     416,000  Eaton Vance Corp.                               $ 10,300,160
     100,000  State Street Corp.                                 6,006,000
     804,000  T. Rowe Price Associates, Inc.                    33,213,240
                                                              $ 49,519,400
              Investment Banking & Brokerage - 0.9 %
     175,000  A.G. Edwards, Inc.                              $  9,443,000
              Diversified Financial Services - 0.5 %
     100,000  Bank of America Corp.                           $  5,153,000
              Total Diversified Financials                    $ 64,115,400
              Insurance - 4.6 %
              Life & Health Insurance - 1.3 %
     251,484  Lincoln National Corp.                          $ 14,254,113
              Property & Casualty Insurance - 3.3 %
     410,200  Chubb Corp.                                     $ 20,682,284
     259,300  Safeco Corp.                                      13,929,596
                                                              $ 34,611,880
              Total Insurance                                 $ 48,865,993
              Real Estate - 2.8 %
              Diversified Real Estate Investment Trust - 0.9 %
     200,000  Liberty Property Trust                          $  9,370,000
              Residential Real Estate Investment Trust - 0.8 %
     150,000  Archstone-Smith Trust                           $  7,870,500
              Retail Real Estate Investment Trust - 1.1 %
     300,000  Kimco Realty Corp.                              $ 11,772,000
              Total Real Estate                               $ 29,012,500
              Software & Services - 0.6 %
              Data Processing & Outsourced Services - 0.6 %
     150,000  Automatic Data Processing, Inc.                 $  6,564,000
              Total Software & Services                       $  6,564,000
              Technology Hardware & Equipment - 0.3 %
              Computer Hardware - 0.3 %
     100,000  Hewlett-Packard Co.                             $  3,191,000
              Total Technology Hardware & Equipment           $  3,191,000
              Telecommunication Services - 10.3 %
              Integrated Telecommunication Services - 9.3 %
     862,906  AT&T Corp.                                      $ 25,878,551
     696,400  BellSouth Corp.                                   27,277,988
   1,000,000  Citizens Utilities Co. (Class B)                  12,830,000
     700,000  Verizon Communications, Inc.                      23,674,000
     690,848  Windstream Corp.                                   8,656,325
                                                              $ 98,316,864
              Wireless Telecommunication Services - 1.0 %
     184,585  Alltel Corp.                                    $ 10,183,554
              Total Telecommunication Services                $108,500,418
              Utilities - 16.7 %
              Electric Utilities - 2.4 %
     354,400  Great Plains Energy, Inc. (b)                   $ 10,394,552
     440,000  Southern Co.                                      14,863,200
                                                              $ 25,257,752
              Gas Utilities - 6.6 %
     326,500  AGL Resources, Inc.                             $ 12,740,030
     350,000  Atmos Energy Corp.                                10,069,500
     460,000  Equitable Resources, Inc.                         16,564,600
     346,600  Questar Corp.                                     30,708,760
                                                              $ 70,082,890
              Multi-Utilities - 7.7 %
     285,000  Ameren Corp.                                    $ 14,677,500
     275,000  Consolidated Edison, Inc.                         12,889,250
     640,000  Duke Energy Corp.                                 19,404,800
     380,000  NSTAR                                             11,844,600
     529,000  PG&E Corp.                                        22,048,720
                                                              $ 80,864,870
              Total Utilities                                 $176,205,512
              TOTAL COMMON STOCKS
              (Cost   $726,566,782)                           $1,049,425,062

 Principal
   Amount
              TEMPORARY CASH INVESTMENT - 1.2 %
              Repurchase Agreement - 1.2 %
 $        12,9UBS Warburg, Inc., 5.20%, dated 7/31/06, repurchase price of
              $12,900,000 plus accrued interest on 8/1/06, collateralized by $13,158,000 U.S. Treasury Bill, 5.0%, 7/31/08$ 12,900,000
              TOTAL TEMPORARY CASH INVESTMENT
              (Cost   $12,900,000)                            $ 12,900,000
              TOTAL INVESTMENT IN SECURITIES - 100.9%
              (Cost  $740,254,032)(a)                         $1,063,159,547
              OTHER ASSETS AND LIABILITIES - (0.9)%           $(9,464,729)
              TOTAL NET ASSETS - 100.0%                       $1,053,694,818


            (aAt July 31, 2006, the net unrealized loss on investments based on cost for federal income tax purposes of $733,972,694 was as follows:

              Aggregate gross unrealized gain for all investments in
              which there is an excess of value over tax cost $      346,280,409

              Aggregate gross unrealized loss for all investments in
              which there is an excess of tax cost over value  (17,093,556)

              Net unrealized loss                             $329,186,853

            (bAt July 31, 2006, the following securities were out on loan:
   Shares                         Security                        Value
              Cedar Fair, LP                                  $          2,375,0
              Great Plains Energy, Inc.                                  4,332,1
              Mine Safety Appliances Co.                                 3,588,6
              Total                                           $        10,295,85



ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's
investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses. Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included.
Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.



ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Equity Income Fund

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date September 29, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date September 29, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date September 29, 2006

* Print the name and title of each signing officer under his or her signature.